CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 315.6	$ 392.0	$ 196.8	$ 256.8
Receivables, net	813.2	783.4	303.8	263.1
Income taxes receivable	36.3	32.9	15.1	21.6
Inventories	679.5	685.2	216.1	210.1
Current deferred income taxes	0.0	0.0	54.0	54.2
Other current assets	32.8	39.9	17.4	10.3
Total current assets	1,877.4	1,933.4	803.2	816.1
Property, plant and equipment, net	3,859.0	3,953.4	919.9	931.0
Deferred income taxes	107.4	95.9	12.9	12.5
Other assets	463.8	454.6	70.2	59.0
Intangible assets, net	663.2	677.5	119.8	123.5
Goodwill	2,146.1	2,174.1	747.1	747.1
Total assets	9,116.9	9,288.9	2,673.1	2,689.2
Current liabilities:
Current installments of long-term debt	205.1	205.0	16.4	16.4
Accounts payable	478.1	608.2	147.8	146.8
Income taxes payable	14.1	4.9	1.1	0.2
Accrued liabilities	352.3	328.1	205.1	214.3
Total current liabilities	1,049.6	1,146.2	370.4	377.7
Long-term debt	3,627.9	3,643.8	648.7	649.8
Accrued pension liability	635.2	648.9	167.2	182.0
Deferred income taxes	1,091.0	1,095.2	107.3	107.1
Other liabilities	340.4	336.0	361.3	359.3
Total liabilities	6,744.1	6,870.1	1,654.9	1,675.9
Commitments and contingencies
Shareholders' equity:
Commons stock, par value $1 per share: Authorized, 240.0 shares (120.0 in 2014); Issued and outstanding, 165.1 shares (77.4 in 2014)	165.2	165.1	77.5	77.4
Additional paid-in capital	2,238.9	2,236.4	792.1	788.3
Accumulated other comprehensive loss	(470.2)	(492.5)	(439.7)	(443.1)
Retained earnings	438.9	509.8	588.3	590.7
Total shareholders' equity	2,372.8	2,418.8	1,018.2	1,013.3
Total liabilities and shareholders' equity	$ 9,116.9	$ 9,288.9	$ 2,673.1	$ 2,689.2